Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 03, 2012
Registrant Name	dei_EntityRegistrantName	HARTFORD HLS SERIES FUND II INC
Central Index Key	dei_EntityCentralIndexKey	0000790558
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 03, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2011